Offerings - Offering: 1	May 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 28,174,754
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,890.94
Offering Note

(1)	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated April 20, 2026, by and among Electro-Sensors, Inc. (the “Company”), steute Industrial Controls, Inc. and Steute Burwell, Inc.
	(i)	Title of each class of securities to which the transaction applies: common stock, par value $0.10 per share, of the Company (the “Common Stock”).
	(ii)	Aggregate number of securities to which the transaction applies: As of the close of business on [ ], 2026, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 3,694,923, which consists of the following securities that are entitled to receive the per share merger consideration of $7.75 (the “Merger Consideration”):
		(a)	3,532,423 issued and outstanding shares of Common Stock;
		(b)	110,000 shares of Common Stock underlying Company Options; and
		(c)	52,500 shares of Company RSUs.
	(iii)	Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on March 17, 2026, the underlying value of the transaction was calculated as the sum of:
		(a)	the product of 3,532,423 shares of Common Stock entitled to receive the Merger Consideration, payable to the holder in cash, without interest, and the Merger Consideration;
		(b)	the product of 110,000 shares of Common Stock underlying Company Options and $3.56, which is the difference between the per share merger consideration of $7.75 and the weighted-average exercise price of $4.19 per share; and
		(c)	the product of 52,500 shares of Company RSUs and the Merger Consideration (such sum, the “Total Consideration”).
In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the Total Consideration by 0.00013810.